Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of Plan

1. DESCRIPTION OF PLAN

The following description of the Dominion Energy 401(k) Plan (the Plan) provides only general information. Participants should refer to the Summary Plan Description for a more complete description of the Plan's provisions.

a.
General—The Plan is a defined contribution plan covering all non-union employees, eligible union employees represented by the International Brotherhood of Electrical Workers, Local Union No. 398 or 772, who are 18 years of age or older, regular full-time or part-time employees and are scheduled to work at least 1,000 hours per year and certain former non-union and union employees of Dominion Energy, Inc. and its subsidiaries (the Participating Companies). Dominion Energy, Inc. (Dominion Energy) is the designated Plan sponsor. The Plan administrator is Dominion Energy Services, Inc., a subsidiary of Dominion Energy. The Bank of New York Mellon Trust Company, N.A. (Bank of New York Mellon) is trustee of the Plan. The Plan is subject to the provisions set forth in the Employee Retirement Income Security Act of 1974 (ERISA), as amended.
b.
Contributions—Participants may contribute not less than 2% and not more than 50% of their eligible earnings, all of which may be on a pre-tax and/or Roth basis, or up to 20% on an after-tax basis. Employee contributions are subject to certain Internal Revenue Code (IRC) limitations. Participants can also make rollover contributions representing distributions from other qualified plans or individual retirement accounts. In addition, participants age 50 or older who contributed the maximum annual amount allowable under the pre-tax and/or Roth options in the Plan have the option of making additional pre-tax and/or Roth catch-up contributions in accordance with IRC limitations.

Depending on a participant’s hire date, years of service, and the percentage of pre-tax, Roth and after-tax contributions, Participating Companies contribute a matching amount from 1% up to 7% of the participant’s eligible earnings. Participating Companies also provide automatic company contributions of 4% or 5% of eligible compensation depending on years of service for employees hired or rehired on or after July 1, 2021, who are not eligible to participate in a pension plan offered by Dominion Energy and for certain existing participants of a pension plan that voluntarily elected this enhanced feature of the Plan, effective May 1, 2022. Employees who elect to participate will also receive matching contributions in accordance with the Plan’s provisions.

Newly hired employees are enrolled automatically into the Plan at a 4% pre-tax contribution rate approximately 45 days after the date of hire or rehire unless an alternative election is made. Certain rehires are generally auto-enrolled depending on criteria such as, but not limited to, their hire date, enrollment status, and whether they have incurred a break-in-service. This Plan also provides an employee directed auto-save feature. The auto-save feature is elective and increases the contribution percentage each year in 1% increments, up to a maximum percentage.

c.
Participant Accounts—Individual accounts are maintained for each Plan participant. Each participant's account includes the effect of the participant's contributions and withdrawals, as applicable, and allocations of the Participating Companies’ contributions, Plan earnings or losses, and administrative expenses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the vested portion of the participant's account.

Individual participant accounts, except for the self-directed brokerage accounts, are maintained on a unit value basis. Participants do not have beneficial ownership in specific underlying securities or other assets in the various funds, but have an interest therein represented by units valued as of the last business day of the period. The various funds earn dividends and interest, which are automatically reinvested within the funds. Generally, contributions to and withdrawal payments from each fund are converted to units by dividing the amounts of such transactions by the unit values as last determined, and the participants’ accounts are charged or credited with the number of units properly attributable to each participant.

d.
Vesting—Participants become immediately vested in their own contributions and the earnings on these amounts. Participants generally become vested in the Participating Companies’ matching contributions, automatic Company contributions and related earnings after three years of service.
e.
Forfeited Accounts—As of December 31, 2025 and 2024, forfeited nonvested accounts totaled $982,914 and $988,910, respectively. Forfeitures may be used to reduce employer contributions or Plan administrative expenses. During the year ended December 31, 2025, $876,976 of forfeited nonvested accounts were used to pay administrative expenses and $111,934 of forfeited nonvested accounts were used to reduce employer contributions.
f.
Investment Options
•
Participant Contributions—Upon enrollment in the Plan, a participant may direct his or her contributions in any option in 1% increments totaling to 100%. Changes in investment options may be made at any time and participant investment election changes become effective with the subsequent pay period. However, if the participant has not made investment directions at the time the contribution is made, the participant contributions will be automatically invested in the Target Retirement Trust corresponding with the participant’s age (assuming retirement at age 65). Contributions to the Dominion Energy Stock Fund are limited to 20% of a participant’s total contribution and they may not transfer any portion of their existing investments into the Dominion Energy Stock Fund if the percentage of their account already invested in the Dominion Energy Stock Fund exceeds 20%. All of the Plan’s investments are participant directed. The Plan holds assets in the Dominion Energy, Inc. Defined Contribution Master Trust (Master Trust) that was established for the Plan and the other employee benefit plan of Dominion Energy and its subsidiaries as well as various investment funds at the trustee.
•
Employer Contributions—Employer matching and/or automatic contributions are deposited in accordance with the participant’s investment directions or the Target Retirement Trust corresponding with the participant’s age (assuming retirement at age 65) if the participant has not made investment directions at the time the contribution is made.
g.
Notes Receivable from Participants—Participants are eligible to secure loans against their plan account with a maximum repayment period of 5 years. The minimum loan amount is $1,000 and the maximum loan amount is the lesser of:
•
50% of the vested account balance, or
•
$50,000 (reduced by the difference between the highest outstanding loan balance during the prior 12 months and the outstanding loan balance on the date of the new loan)

The loans are interest-bearing at the prime rate of interest plus 1%. The rate is determined at the beginning of each month if a change has occurred in the prime rate. However, the rate is fixed at the inception of the loan for the life of the loan.

Participants make principal and interest payments to the Plan through payroll deductions. Terminated participants may elect to continue repaying their loans, provided they establish a loan repayment schedule with the Plan recordkeeper. Any defaults in loans result in a reclassification of the remaining loan balances as taxable distributions to the participants.

h.
Payment of Benefits—On termination of service, death, disability, or retirement, participants may elect to receive a lump-sum amount equal to the vested value of their account or may waive receipt of a lump sum benefit and elect to receive quarterly, semi-annual or annual installments, a partial distribution, or may request a rollover from the Plan to another eligible retirement plan. Failure of a participant to make an election of one of these options is deemed to be an election to defer distribution of their account until the minimum required distribution rules apply. If the participant’s account is valued at $1,000 or less, the amount is distributed in a lump sum.
i.
Flexible Dividend Options—Most participants are given the choice of (1) receiving cash dividends paid on vested shares held in their Dominion Energy Stock Fund or (2) reinvesting the dividends in the Dominion Energy Stock Fund.